Q. Employee Benefit Plans (Narrative) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Global [Member]
Pension expense	$ 384	$ 244	$ 206
AOI - Taiwan [Member]
Pension expense	$ 203	$ 168	$ 123